Tax - Schedule of deferred tax assets not recognised (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024
Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognised	£ 2,484	£ 2,483
Trading losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognised	£ 9	£ 4